Vessels, Net - Disposal of Vessels (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 18, 2015	Jun. 30, 2014	Dec. 31, 2014
Proceeds received:
Net Cash proceeds received from sale of assets			$ 71,224		$ 18,315
Carrying Value of assets sold:
Carrying value of assets sold	$ (1,335,093)		(1,335,093)			$ (1,375,931)
Deferred gain on sale of assets			8,972		0
Gain on sale of vessels	$ 5,771	$ (904)	$ 5,771		$ (904)
Nave Celeste and C. Dream
Proceeds received:
Net Cash proceeds received from sale of assets				$ 71,224
Subordinated Series A units				27,111
Total sale proceeds				98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net				(84,184)
Favorable & unfavorable leases				37
Working capital				554
Carrying value of assets sold				(83,593)
Carrying value of assets sold, less proceeds received				14,742
Deferred gain on sale of assets				8,971
Gain on sale of vessels				$ 5,771